Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 190,537.6	$ 2,527.4	₨ 132,524.1
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		190,537.6		132,524.1
Derivative assets, financial instruments		147,844.5		104,025.7
Derivative assets, financial collateral	[1]	8,326.7		2,651.7
Derivative assets, net amount		34,366.4	455.8	25,846.7
Securities purchased under agreements to resell, gross amounts		250,000.0	3,316.1	76,213.5
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		250,000.0		76,213.5
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	250,000.0		76,213.5
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		184,783.0	2,451.0	128,449.0
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		184,783.0		128,449.0
Derivative liabilities, financial instruments		147,844.5		104,025.7
Derivative liabilities, financial collateral	[1]	6,706.7		3,098.1
Derivative liabilities, net amount		30,231.8	401.0	21,325.2
Securities sold under repurchase agreements, gross amounts		507,982.0	6,738.1	174,000.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		507,982.0		174,000.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	507,982.0		174,000.0
Securities sold under repurchase agreements, net amount		0.0	0.0	₨ 0.0
Long Term debt , gross amounts		17,260.0
Long Term debt , Amounts offset		0.0
Long Term debt ,Net amounts reported in the balance sheet		17,260.0
Long Term debt , Financial instruments		0.0
Long Term debt , Financial collateral	[1]	17,260.0
Long Term debt , Net amount		₨ 0.0	$ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.